Deferred income tax (Schedule of Gross Movement on the Deferred Income Tax Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of deferred income tax [Abstract]
Deferred income tax as of January 1	$ 10,978	$ 16,084
Acquisitions		4,071
Currency translation differences	127	(3,241)
Income statement charge	(17,980)	(5,936)
Deferred income tax as of December 31	$ (6,875)	$ 10,978